                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21466

            HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

            (FORMERLY HYPERION COLLATERALIZED SECURITIES FUND, INC.)
               (Exact name of registrant as specified in charter)

    Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY
                                   10281-1010
               (Address of principal executive offices) (Zip code)

     Thomas F. Doodian, Three World Financial Center, 200 Vesey Street, New
                               York, NY 10281-1010
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-549-8400

                     Date of fiscal year end: July 31, 2007

                    Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                 PRINCIPAL
                                                           INTEREST                AMOUNT
                                                             RATE     MATURITY     (000S)       VALUE
                                                           --------   --------   ---------   -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES - 2.0%
   Federal National Mortgage Association
      Pool 865301
      (cost  $14,564,616)                                    6.93%    12/01/35   $ 14,194@   $14,628,408
                                                                                             -----------
ASSET-BACKED SECURITIES - 71.7%
   Ace Securities Corp.
      Series 2006-NC3, Class M1(a)                           5.56+    12/25/36      7,000      6,975,500
      Series 2005-WF1, Class M7(a)                           6.45+    05/25/35      4,550      4,395,016
                                                                                             -----------
                                                                                              11,370,516
                                                                                             -----------
   Aerco Ltd.
      Series 2A, Class A3*                                   5.78+    07/15/25     42,549     35,954,107
   Aircraft Finance Trust
      Series 1999-1A, Class A1* (a)                          5.80+    05/15/24     16,250     11,700,000
      Series 1999-1A, Class A2*                              5.82+    05/15/24      9,971      9,671,438
                                                                                             -----------
                                                                                              21,371,438
                                                                                             -----------
    Airplanes Pass Through Trust
      Series 1R, Class A8                                    5.70+    03/15/19    26,692      25,958,439
    Ameriquest Finance NIM Trust
      Series 2002-N4A, Class Note*                          10.33     09/25/32       290          43,542
   Apidos CDO
      Series 2005-2A, Class B*                               6.16+    12/21/18     9,000       8,865,000
   Asset Backed Funding Certificates
      Series 2004-FF1, Class M4(a)                           7.82+    07/25/33     3,000       2,963,544
      Series 2005-WF1, Class M10(a)                          8.57+    01/25/35     2,934       2,648,448
      Series 2004-FF1, Class M6(a)                           8.82+    12/25/32     2,200       2,057,482
      Series 2004-FF1, Class M7(a)                           8.82+    07/25/32     3,000       2,843,475
                                                                                             -----------
                                                                                              10,512,949
                                                                                             -----------
   Asset Backed Securities Corp. Home Equity
      Series 2007-HE1, Class M1(a)                           5.54+    12/25/36     5,000       4,967,620
      Series 2004-HE9, Class M2(a)                           6.52+    12/25/34     1,000         987,706
                                                                                             -----------
                                                                                              5,955,326
                                                                                             -----------
   Aviation Capital Group Trust
      Series 2000-1A, Class A1*                              5.80+    11/15/25     8,498       7,351,036
   Bayview Commercial Asset Trust
      Series 2006-4A, Class B2* (a)                          6.57+    12/25/36     1,675       1,500,461
      Series 2006-4A, Class B3* (a)                          7.77+    12/25/36     3,195       2,900,358
      Series 2006-2A, Class B3* (a)                          8.02+    07/25/36     2,606       2,356,615
      Series 2006-1A, Class B3* (a)                          8.27+    04/25/36     3,281       3,150,312
      Series 2005-3A, Class B3* (a)                          8.32+    11/25/35     5,328       4,944,219
      Series 2004-3, Class B2* (a)                           8.67+    01/25/35     2,267       2,240,311
      Series 2005-1A, Class B3* (a)                          9.82+    04/25/35     4,622       4,522,543
                                                                                             -----------
                                                                                              21,614,819
                                                                                             -----------
   Bayview Financial Acquisition Trust
      Series 2006-A, Class M1(a)                             5.77+    02/28/41     3,000       2,993,538
      Series 2006-A, Class M2(a)                             5.81+    02/28/41     5,000       4,972,470
      Series 2005-C, Class B1(a)                             6.52+    06/28/44     1,537       1,486,095
      Series 2005-C, Class B2(a)                             6.67+    06/28/44     1,230       1,162,178
      Series 2006-A, Class B1(a)                             6.67+    02/28/41     4,798       4,611,454
      Series 2006-A, Class B2(a)                             6.97+    02/28/41     5,459       5,114,701
      Series 2005-C, Class B3(a)                             7.12+    06/28/44     3,037       2,713,711
                                                                                             -----------
                                                                                              23,054,147
                                                                                             -----------
   Centex Home Equity
      Series 2005-B, Class M1(a)                             5.72+     03/25/35    6,000       6,001,320

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                 PRINCIPAL
                                                           INTEREST                AMOUNT
                                                             RATE     MATURITY     (000S)       VALUE
                                                           --------   --------   ---------   -----------
ASSET-BACKED SECURITIES (CONTINUED)
   Countrywide Asset-Backed Certificates
      Series 2006-22, Class M1(a)                           5.55%+    05/25/37    $15,200    $15,174,418
      Series 2006-23, Class M1(a)                           5.57+     05/25/37     16,592     16,495,982
      Series 2006-17, Class M7(a)                           6.14+     03/25/47      3,500      3,039,124
                                                                                             -----------
                                                                                              34,709,524
                                                                                             -----------
   Fieldstone Mortgage Investment Corp.
      Series 2005-1, Class M1(a)                            5.78+     03/25/35      5,000      5,002,710
      Series 2005-1, Class M8(a)                            6.67+     03/25/35      2,800      2,619,688
                                                                                             -----------
                                                                                               7,622,398
                                                                                             -----------
   First Franklin Mortgage Loan Asset Backed
      Certification Trust
      Series 2005-FF3, Class M1(a)                          5.72+     04/25/35     15,000     15,003,750
      Series 2006-FFH1, Class M7(a)                         6.57+     01/25/36      2,500      2,273,248
      Series 2005-FFH3, Class M7(a)                         6.82+     09/25/35      6,450      5,837,947
      Series 2004-FF5, Class M7(a)                          7.82+     08/25/34      5,000      4,707,935
      Series 2004-FF11, Class M8(a)                         7.82+     01/25/35      7,805      7,111,385
      Series 2004-FF3, Class B2(a)                          8.27+     05/25/34      1,505        903,113
      Series 2004-FF5, Class M9(a)                          8.32+     08/25/34      2,750      2,475,000
      Series 2005-FF4, Class M9(a)                          8.32+     05/25/35      4,000      3,201,536
      Series 2004-FF11, Class M9(a)                         8.42+     01/25/35      8,555      7,564,305
      Series 2004-FF6, Class B3(a)                          8.82+     07/25/34      2,500      2,225,000
                                                                                             -----------
                                                                                              51,303,219
                                                                                             -----------
   Fremont Home Loan Trust
      Series 2005-1, Class B2(a)                            8.57+     06/25/35      3,000      2,100,000
      Series 2005-1, Class B3(a)                            8.57+     06/25/35      2,000      1,000,000
                                                                                             -----------
                                                                                               3,100,000
                                                                                             -----------
   Green Tree Financial Corp.
      Series 1998-8, Class M2                               7.08      09/01/30      9,000      1,719,108
      Series 1997-3, Class M1                               7.53      03/15/28      4,000      2,880,000
                                                                                             -----------
                                                                                               4,599,108
                                                                                             -----------
    HSI Asset Securitization Corp.
      Series 2006-OPT2, Class M6(a)                         5.93+     01/25/36      1,666      1,622,108
   JP Morgan Mortgage Acquisition Corp.
      Series 2006-CH2, Class MV1(a)                         5.53+     10/25/36     10,000      9,944,470
   Lehman ABS Manufactured Housing Contract
      Series 2002-A, Class A(a)                             5.77+     06/15/33      7,509      7,505,657
      Series 2002-A, Class M1                               6.57+     06/15/33      3,402      3,409,749
                                                                                             -----------
                                                                                              10,915,406
                                                                                             -----------
   Lehman Brothers Small Balance Commercial
      Series 2005-1A, Class M1*                             5.67+     02/25/30      2,343      2,353,700
      Series 2005-1A, Class B*                              6.27+     02/25/30      1,443      1,397,315
                                                                                             -----------
                                                                                               3,751,015
                                                                                             -----------
   Morgan Stanley ABS Capital I
      Series 2007-HE5, Class M6(a)                          7.22+     03/25/37      3,500      3,500,000
   Morgan Stanley Home Equity Loans
      Series 2005-1, Class M2(a)                            5.79+     12/25/34      5,000      5,009,095
   Option One Mortgage Loan Trust
      Series 2007-5, Class M4(a)                            6.57+     05/25/37      2,500      2,500,000
      Series 2007-5, Class M5(a)                            6.82+     05/25/37      1,000      1,000,000
      Series 2007-4, Class M6(a)                            6.92+     04/25/37      1,500      1,500,000
      Series 2007-5, Class M6(a)                            7.32+     05/25/37      1,600      1,600,000
      Series 2006-1, Class M10* (a)                         7.82+     01/25/36        900        676,847
      Series 2005-1, Class M9(a)                            8.32+     02/25/35      3,000      2,662,395
      Series 2005-1, Class M8(a)                            8.57+     02/25/35      2,000      1,841,844
      Series 2005-2, Class M8(a)                            8.57+     05/25/35      6,000      5,703,258

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                 PRINCIPAL
                                                           INTEREST                AMOUNT
                                                             RATE     MATURITY     (000S)       VALUE
                                                           --------   --------   ---------   -----------
ASSET-BACKED SECURITIES  (CONTINUED)
      Series 2004-1, Class M7* (a)                             8.82%+ 01/25/34   $   1,561   $ 1,092,560
                                                                                             -----------
                                                                                              18,576,904
                                                                                             -----------
   Park Place Securities Inc
      Series 2005-WHQ2, Class M10(a)                           7.82+  05/25/35       4,750     4,093,906
   People's Financial Realty Mortgage Securities Trust
      Series 2006-1, Class B2(a)                               7.22+  09/25/36       2,126     2,108,859
   Porter Square CDO
      Series 1A, Class C*                                      9.17+  08/15/38       2,000     2,040,000
   Quest Mortgage Securities Trust
      Series 2005-X1, Class M7* (a)                            7.62+  03/25/35       5,130     4,546,887
   Quest Trust
      Series 2006-X2, Class M3* (a)                            6.02+  08/25/36       3,360     3,360,000
      Series 2006-X2, Class M4* (a)                            6.22+  08/25/36       4,421     4,366,710
      Series 2006-X2, Class M5* (a)                            6.27+  08/25/36       3,714     3,661,447
      Series 2006-X2, Class M6* (a)                            6.32+  08/25/36       2,360     2,299,301
      Series 2005-X2, Class M1* (a)                            6.82+  12/25/35       5,761     5,486,943
                                                                                             -----------
                                                                                              19,174,401
                                                                                             -----------
   Renaissance Home Equity Loan Trust
      Series 2006-3, Class AF1(a)                              5.92   11/25/36       8,544@    8,517,741
   Residential Asset Mortgage Products, Inc.
      Series 2006-RZ1, Class M6(a)                             6.02+  03/25/36       4,250     4,095,640
   Sail Net Interest Margin Notes
      Series 2004-BNCA, Class B*                               6.75   09/27/34         646        18,348
      Series 2004-BN2A, Class B*                               7.00   12/27/34         302        31,782
                                                                                             -----------
                                                                                                  50,130
                                                                                             -----------
   Securitized Asset Backed Receivables Trust
      Series 2005-OP1, Class M1(a)                             5.73+  01/25/35      10,214@   10,194,614
      Series 2005-FR1, Class M1(a)                             5.77+  12/25/34       6,551     6,561,695
                                                                                             -----------
                                                                                              16,756,309
                                                                                             -----------
   Soundview Home Equity Loan Trust
      Series 2006-WF2, Class M1(a)                             5.54+  12/25/36       5,000     4,987,820
      Series 2006-3, Class M4(a)                               5.70+  11/25/36      13,002    12,784,945
      Series 2006-3, Class M5(a)                               5.72+  11/25/36         877       856,854
      Series 2005-DO1, Class M1(a)                             5.74+  05/25/35       3,500     3,501,043
      Series 2006-3, Class M6(a)                               5.77+  11/25/36       1,377     1,328,954
      Series 2005-OPT1, Class M7(a)                            6.32+  06/25/35       3,250     3,071,276
      Series 2006-OPT2, Class M6(a)                            6.32+  05/25/36      10,000     9,608,930
      Series 2006-OPT3, Class M6(a)                            6.32+  06/25/36       6,000     5,712,150
      Series 2006-OPT1, Class M6(a)                            6.42+  03/25/36       3,000     2,871,684
      Series 2005-OPT1, Class M8(a)                            7.07+  06/25/35       7,500     6,940,747
      Series 2006-OPT3, Class M8(a)                            7.32+  06/25/36      11,000     9,493,451
      Series 2005-OPT4, Class M11* (a)                         7.82+  12/25/35       3,575     1,859,000
      Series 2005-4, Class M10* (a)                            7.82+  03/25/36       1,500     1,141,016
      Series 2005-A, Class M11* (a)                            8.32+  04/25/35       3,396     2,207,238
      Series 2005-OPT1, Class M9(a)                            8.57+  06/25/35       2,500     2,186,425
      Series 2005-DO1, Class M10(a)                            8.57+  05/25/35       1,100       917,038
      Series 2005-DO1, Class M11(a)                            8.57+  05/25/35       3,078     2,463,908
                                                                                             -----------
                                                                                              71,932,479
                                                                                             -----------
   Structured Asset Investment Loan Trust
      Series 2005-9, Class M7(a)                               6.57+  11/25/35       7,464     7,233,683
      Series 2004-8, Class B1(a)                               7.82+  09/25/34       4,803     4,707,651
                                                                                             -----------
                                                                                              11,941,334
                                                                                             -----------
   Structured Asset Securities Corp.
      Series 2005-S4, Class A(b)                           4.50/4.50  08/25/35       3,890     3,681,768
      Series 2005-WF1, Class M2(a)                             5.79+  02/25/35       6,100     6,110,950

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                 PRINCIPAL
                                                           INTEREST                AMOUNT
                                                             RATE     MATURITY     (000S)        VALUE
                                                           --------   --------   ---------   ------------
ASSET-BACKED SECURITIES (CONTINUED)
      Series 2006-WF1, Class M7(a)                           6.27%+   02/25/36   $   3,438   $  2,964,192
      Series 2004-GEL3, Class M1(a)                          6.37+    08/25/34       8,534      8,571,336
      Series 2002-HF1, Class B*                              9.47+    01/25/33       2,160      1,197,832
                                                                                             ------------
                                                                                               22,526,078
                                                                                             ------------
   UCFC Home Equity Loan
      Series 1998-D, Class BF1                               8.97     04/15/30          37         36,586
   Vanderbilt Mortgage Finance
      Series 1998-A, Class 2B2(a)                            6.32+    08/07/13         829        827,496
      Series 1998-D, Class 2B2(a)                            8.07+    07/07/15       2,109      2,107,073
                                                                                             ------------
                                                                                                2,934,569
                                                                                             ------------
   Wells Fargo Home Equity Trust
      Series 2005-2, Class M8(a)                             6.50+    10/25/35       2,576      2,457,665
      Series 2005-2, Class M10(a)                            7.82+    10/25/35       8,737      7,557,767
                                                                                             ------------
                                                                                               10,015,432
                                                                                             ------------
TOTAL ASSET-BACKED SECURITIES                                                                 513,476,237
    (Cost - $535,387,616)
                                                                                             ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED
   SECURITIES  - 29.4%
SUBORDINATED COLLATERALIZED MORTGAGE
   OBLIGATIONS  - 29.4%
   Amoritizing Residential Collateral Trust
      Series 2001-BC5, Class M1(a)                           6.15+    08/25/31       1,466      1,201,854
   Bella Vista Mortgage Trust
      Series 2005-1, Class B1(a)                             5.82+    01/22/45       6,707      6,730,289
   Countrywide Home Loans
      Series 2004-29, Class 1A2(a)                           5.77+    02/25/35       1,140      1,142,254
      Series 2004-29, Class 1B1(a)                           6.17+    02/25/35       2,955      2,954,382
      Series 2005-7, Class IB2(a)                            6.82+    03/25/35         712        711,194
      Series 2005-9, Class B1(a)                             7.27+    05/25/35       2,805      2,728,301
                                                                                             ------------
                                                                                                7,536,131
                                                                                             ------------
   G3 Mortgage Reinsurance Ltd.
      Series 1, Class E*                                    25.32+    05/25/08       2,067      2,201,844
   Harborview Mortgage Loan Trust
      Series 2005-9, Class 2X*                               1.46     06/20/35     503,933      9,291,257
      Series 2005-2, Class B1(a)                             5.79+    05/19/35       9,679      9,686,818
      Series 2005-1, Class B1(a)                             5.82+    03/19/35       9,274      9,295,888
      Series 2004-11, Class B2(a)                            6.47+    01/19/35      13,562     13,500,084
      Series 2004-8, Class B4(a)                             6.57+    11/19/34       2,465      2,211,825
      Series 2004-10, Class B4(a)                            6.82+    01/19/35       1,574      1,437,528
      Series 2005-1, Class B4* (a)                           7.07+    03/19/35       8,138      7,256,380
      Series 2005-2, Class B4* (a)                           7.07+    05/19/35       1,319      1,156,929
                                                                                             ------------
                                                                                               53,836,709
                                                                                             ------------
   JP Morgan Mortgage Trust
      Series 2006-A7, Class B4*                              5.91     01/25/37         999        912,043
      Series 2006-A7, Class B5*                              5.91     01/25/37       1,301        999,050
      Series 2006-A7, Class B6*                              5.91     01/25/37       1,305        482,792
                                                                                             ------------
                                                                                                2,393,885
                                                                                             ------------
   Merrill Lynch Mortgage Investors Trust
      Series 2006-AF2, Class BF2*                            6.25     10/25/36         567        345,655
      Series 2006-AF2, Class BF3*                            6.25     10/25/36         461         93,556
                                                                                             ------------
                                                                                                  439,211
                                                                                             ------------
   RESI Finance LP
      Series 2005-C, Class B4*                               5.97+    09/10/37       5,490      5,517,399
      Series 2005-D, Class B6*                               7.57+    12/15/37       2,036      2,041,415
      Series 2004-B, Class B3*                               6.22+    02/10/36       5,985      6,089,732

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC. (formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                 PRINCIPAL
                                                           INTEREST                AMOUNT
                                                             RATE     MATURITY     (000S)        VALUE
                                                           --------   --------   ---------   ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (CONTINUED)
                                                                                             ------------
                                                                                             $ 13,648,546
                                                                                             ------------
   Residential Funding Mortgage Security I
      Series 2006-S1, B2                                     5.75%    01/25/36   $     545        330,316
      Series 2006-S1, Class B1                               5.75     01/25/36         710        573,551
      Series 2006-S1, Class B3                               5.75     01/25/36         380        106,474
                                                                                             ------------
                                                                                                1,010,341
                                                                                             ------------
   Resix Financial Ltd. Credit-Linked Note
      Series 2005-B, Class B7*                               8.42+    06/10/37       5,689      5,688,784
      Series 2005-C, Class B7*                               8.42+    09/10/37       4,889      4,888,646
      Series 2006-1, Class B7*                               8.57+    12/25/37         875        874,668
      Series 2004-C, Class B7*                               8.82+    09/10/36       3,754      3,810,398
      Series 2005-C, Class B8*                               9.07+    09/10/37       3,422      3,422,052
      Series 2005-B, Class B8*                               9.22+    06/10/37       1,699      1,698,922
      Series 2004-B, Class B7*                               9.32+    02/10/36       1,701      1,726,656
      Series 2006-C, Class B9*                               9.47+    07/15/38       2,996      2,996,258
      Series 2004-A, Class B7*                               9.57+    02/10/36       1,642      1,690,852
      Series 2005-D, Class B7*                               9.57+    12/15/37       2,613      2,665,102
      Series 2007-A, Class B10*                             10.07+    02/15/39       2,997      2,981,828
      Series 2006-1, Class B9*                              10.32+    12/25/37         831        831,155
      Series 2003-D, Class B7*                              11.07+    12/10/35       4,498      4,678,344
      Series 2005-D, Class B8*                              11.07+    12/15/37       2,435      2,477,236
      Series 2003-C, Class B7*                              11.32+    09/10/35       4,732      4,921,262
      Series 2003-CB1, Class B7*                            11.32+    06/10/35       2,814      2,926,510
      Series 2006-1, Class B10*                             12.57+    12/25/37         416        415,577
      Series 2006-C, Class B11*                             12.57+    07/15/38       2,497      2,484,397
      Series 2007-A, Class B12*                             13.32+    02/15/39       1,498      1,490,914
      Series 2006-C, Class B12*                             14.57+    07/15/38       3,657      3,657,433
                                                                                             ------------
                                                                                               56,326,994
                                                                                             ------------
   Sequoia Mortgage Trust
      Series 2005-3, Class B1(a)                             5.69+    05/20/35       5,055      5,057,954
      Series 2004-10, Class B1(a)                            5.82+    11/20/34       3,016      3,024,481
      Series 2004-3, Class M1(a)                             5.82+    05/20/34       6,318@     6,316,620
      Series 2004-9, Class B1(a)                             5.83+    10/20/34       5,357@     5,372,591
      Series 2004-3, Class M2(a)                             6.22+    05/20/34         187        187,187
                                                                                             ------------
                                                                                               19,958,833
                                                                                             ------------
   Specialty Underwriting & Residential Finance
      Series 2006-BC5, Class M1(a)                           5.56+    11/25/37      10,032      9,949,326
   Stuctured Adjustable Rate Mortgage Loa n Trust
      Series 2005-5, Class A3                                5.55+    05/25/35       1,258      1,258,020
      Series 2005-7, Class B42                               6.62+    03/25/35         887        864,790
      Series 2005-7, Class B52                               6.62+    03/25/35         633        598,201
                                                                                             ------------
                                                                                                2,721,011
                                                                                             ------------
   Washington Mutual
      Series 2005-AR1, Class B2(a)                           6.27+    01/25/45       4,453      4,414,645
      Series 2005-AR2, Class B10(a)                          6.52+    01/25/45       8,259      7,178,945
                                                                                             ------------
                                                                                               11,593,590
                                                                                             ------------
   Wells Fargo Mortgage Backed Securities Trust
      Series 2006-AR6, ClassV A1                             5.11     03/25/36       9,129@     9,077,705
      Series 2006-AR13, Class B1                             5.76     09/25/36       6,871      6,844,453
      Series 2006-AR13, Class B5*                            5.76     09/25/36       1,159        893,067
      Series 2006-AR13, Class B6*                            5.76     09/25/36       1,509        500,448
      Series 2006-14, Class B4*                              6.00     11/25/36       1,669      1,385,647
      Series 2006-15, Class B5*                              6.00     11/25/36       2,391      1,639,991
      Series 2006-15, Class B6*                              6.00     11/25/36       2,550        765,093
                                                                                             ------------
                                                                                               21,106,404
                                                                                             ------------

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.
(FORMERLY HYPERION COLLATERALIZED SECURITIES FUND, INC.)
PORTFOLIO OF INVESTMENTS (UNAUDITED)
April 30, 2007

                                                                                PRINCIPAL
                                                          INTEREST                AMOUNT
                                                            RATE     MATURITY     (000S)        VALUE
                                                          --------   --------   ---------   ------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
   (CONTINUED)
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost - $211,718,344)                                                                    $210,654,968
                                                                                            ------------
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
   (Cost - $211,718,344)                                                                     210,654,968
                                                                                            ------------

                                                                                 NOTIONAL
                                                          INTEREST                AMOUNT
                                                            RATE     MATURITY     (000S)        VALUE
                                                          --------   --------   ---------   ------------
INTEREST ONLY SECURITIES  - 2.2%
   Countrywide Alternative Loan Trust
      Series 2005-56, Class 1X                              1.16%    11/25/35    $184,274     5,787,362
   Residential Accredit Loans, Inc.
     Series 2006-Q01, Class X3                              1.03     02/25/46     173,474     9,622,396
                                                                                             -----------
TOTAL INTEREST ONLY SECURITIES
          (Cost - $18,851,896)                                                               15,409,758
                                                                                             -----------

                                                                                PRINCIPAL
                                                          INTEREST                AMOUNT
                                                            RATE     MATURITY     (000S)        VALUE
                                                          --------   --------   ---------   ------------
SHORT TERM INVESTMENT  - 1.5%
   Lehman Brothers Repo
      (cost  $10,500,000)                                   5.18     05/02/07     10,500     10,500,000
                                                                                            ------------
TOTAL INVESTMENTS - 106.8%
         (Cost - $791,022,472)                                                               764,669,371
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%                                               (48,851,976)
                                                                                            ------------
NET ASSETS - 100.0%                                                                         $715,817,395
                                                                                            ============

@    --   PORTION OR ENTIRE PRINCIPAL AMOUNT DELIVERED AS COLLATERAL FOR REVERSE
          REPURCHASE AGREEMENTS.

*    --   SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES
          ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.

+    --   VARIABLE RATE SECURITY - INTEREST RATE IS IN EFFECT AS OF APRIL 30,
          2007.

(A)  --   SECURITY IS A "STEP-UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A
          PREDETERMINED DATE. AT THAT DATE THE COUPON INCREASES TO LIBOR PLUS A PREDETERMINED MARGIN.

(B)  --   SECURITY IS A "STEP UP" BOND WHERE COUPON INCREASES OR STEPS UP AT A
          PREDETERMINED DATE. RATES SHOWN ARE CURRENT COUPON AND NEXT COUPON RATE WHEN SECURITY STEPS UP.

CDO  --   COLLATERALIZED DEBT OBLIGATION

##   --   AT APRIL 30, 2007, THE AGGREGATE COST OF INVESTMENTS FOR INCOME TAX
          PURPOSES WAS $791,022.442. NET UNREALIZED DEPRECIATION AGGREGATED $26,353,071 OF WHICH $3,575,776 RELATED TO APPRECIATED INVESTMENT SECURITIES AND $29,928,847 RELATED TO DEPRECIATED INVESTMENT SECURITIES.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
April 30, 2007

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Brookfield Asset Management is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Reverse Repurchase agreements: The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At April 30, 2007, the Fund had the following reverse repurchase agreements outstanding:

                                                                                        MATURITY
 FACE VALUE                                DESCRIPTION                                   AMOUNT
-----------   ---------------------------------------------------------------------   -----------
$ 9,380,000   Bank of America, 5.39%, dated 03/20/07, maturity date 05/22/07          $ 9,468,477
  5,256,000   Bank of America, 5.39%, dated 03/20/07, maturity date 05/22/07            5,305,577
  8,719,000   Bear Stearns, 5.38%, dated 04/10/07, maturity date 05/24/07               8,776,332
  8,497,000   Lehman Brothers, Inc., 5.31%, dated 03/20/07, maturity date 05/17/07      8,569,692
  9,430,000   Lehman Brothers, Inc., 5.39%, dated 03/20/07, maturity date 05/17/07      9,511,889
  9,754,000   Lehman Brothers, Inc., 5.395%, dated 04/10/07, maturity date 05/17/07     9,808,085
-----------                                                                           -----------
$51,036,000
===========
              Maturity Amount, Including Interest Payable                             $51,440,052
                                                                                      -----------
              Market Value of Assets Sold Under Agreements.                           $48,108,064
                                                                                      -----------
              Weighted Average Interest Rate
                                                                                             5.38%
                                                                                      -----------

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.(formerly HYPERION COLLATERALIZED SECURITIES FUND, INC.)
April 30, 2007

The average daily balance of reverse repurchase agreements outstanding during the period ended April 30, 2007, was approximately $48,148,356 at a weighted average interest rate of 6.06%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $65,726,780 as of February 14, 2007 which was 10.39% of total assets.

Swap agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offer Rate ("LIBOR"). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

As of April 30, 2007, the following swap agreements were outstanding:

                                                                                        NET
 NOTIONAL    EXPIRATION                                                             UNREALIZED
  AMOUNT        DATE                        DESCRIPTION                            APPRECIATION
 --------    ----------                     -----------                            ------------
20,000,000   08/25/37     Agreement with Goldman Sachs, dated 03/13/07 to pay      $ 6,296,039
                          monthly the notional amount multiplied by 3.89% and to
                          receive monthly the notional amount multiplied by
                          1month ABX-HE-BBB-07-1.

10,000,000   05/25/46     Agreement with Lehman Brothers, dated 03/01/07 to pay     (2,633,128)
                          monthly the notional amount multiplied by 0.44% and to
                          receive monthly the notional amount multiplied by
                          1month ABX-HE-A-06-2.

10,000,000   05/25/46     Agreement with Lehman Brothers, dated 03/01/07 to pay     (2,633,128)
                          monthly the notional amount multiplied by 2.42% and to
                          receive monthly the notional amount multiplied by
                          1month ABX-HE-BBB-06-2.

10,000,000   05/25/46     Agreement with Lehman Brothers, dated 02/27/07 to pay       (495,477)
                          monthly the notional amount multiplied by 2.42% and to
                          receive monthly the notional amount multiplied by
                          1month ABX-HE-BBB-06-2.

10,000,000   03/15/49     Agreement with Lehman Brothers, dated 04/18/07 to pay        755,695
                          monthly the notional amount multiplied by 0.87% and to
                          receive monthly the notional amount multiplied by
                          1month CMBX-NA-BBB-2.

10,000,000   05/25/46     Agreement with Royal Bank of Scotland, dated 02/23/07    $(2,633,128)
                          to pay monthly the notional amount multiplied by 2.42%
                          and to receive monthly the notional amount multiplied
                          by 1month ABX-HE-BBB-06-2.
                                                                                   ------------
                                                                                   $(1,343,127)
                                                                                   ------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.


By: /s/ Clifford E. Lai
    ----------------------------------------------------
    Clifford E. Lai
    Principal Executive Officer

Date: June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Clifford E. Lai
    ----------------------------------------------------
    Clifford E. Lai
    Principal Executive Officer

Date: June 18, 2007


By: /s/ Thomas F. Doodian
    ----------------------------------------------------
    Thomas F. Doodian
    Treasurer and Principal Financial Officer

Date: June 18, 2007